Variable Interest Entities - Summary of Aggregated VIE Assets and Liabilities and Performance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Total Assets	$ 2,143,539	$ 614,190
Total Liabilities	1,344,971	564,565
Total revenue	1,609,369	831,576	$ 361,384
Operating expenses:
Selling, general and administrative expenses	252,133	103,962	59,148
Depreciation and amortization expense	49,441	18,499	6,822
Total operating expenses	1,744,556	831,816	371,070
Net loss	(135,187)	(240)	(9,686)
Variable Interest Entity, Primary Beneficiary | Physicians Groups
Variable Interest Entity [Line Items]
Total Assets	80,445	8,182
Total Liabilities	59,988	12,371
Total revenue	24,145	227	0
Operating expenses:
Third-party medical costs	13,133	0	0
Direct patient expense	9,493	3,109	0
Selling, general and administrative expenses	23,895	1,020	0
Depreciation and amortization expense	1,405	188	0
Total operating expenses	47,926	4,317	0
Net loss	$ (23,781)	$ (4,090)	$ 0